Quarterly Report
October 31, 2024
MFS®  High Income Fund
MFH-Q3

Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.6%
Aerospace & Defense – 3.3%
Bombardier, Inc., 7.5%, 2/01/2029 (n)	$3,267,000	$3,401,761
Bombardier, Inc., 8.75%, 11/15/2030 (n)	1,861,000	2,016,423
Bombardier, Inc., 7.25%, 7/01/2031 (n)	3,410,000	3,523,069
Bombardier, Inc., 7%, 6/01/2032 (n)	3,842,000	3,933,441
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	4,985,000	4,984,701
Moog, Inc., 4.25%, 12/15/2027 (n)	8,143,000	7,762,996
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	4,877,000	5,413,826
TransDigm, Inc., 5.5%, 11/15/2027	6,679,000	6,620,572
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,682,000	5,803,941
TransDigm, Inc., 4.625%, 1/15/2029	5,570,000	5,289,420
TransDigm, Inc., 6.375%, 3/01/2029 (n)	3,336,000	3,386,172
TransDigm, Inc., 6.875%, 12/15/2030 (n)	11,047,000	11,324,048
		$63,460,370
Airlines – 0.8%
Air Canada, 3.875%, 8/15/2026 (n)	$6,403,000	$6,194,161
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	8,472,850	8,390,133
		$14,584,294
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.627% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$858,042	$86
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.827% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,734,631	273
		$359
Automotive – 1.8%
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	$10,607,000	$9,413,365
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	6,054,000	6,086,347
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,909,000	2,977,734
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	4,448,000	4,386,725
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	6,156,000	5,151,712
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,742,000	4,141,536
Wabash National Corp., 4.5%, 10/15/2028 (n)	2,785,000	2,534,839
		$34,692,258
Broadcasting – 1.2%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$6,897,000	$7,151,357
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	6,162,000	5,859,565
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	1,960,000	1,842,658
Univision Communications, Inc., 8%, 8/15/2028 (n)	2,224,000	2,260,133
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	5,575,000	5,479,888
		$22,593,601
Brokerage & Asset Managers – 1.5%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$6,645,000	$6,865,076
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	5,477,000	5,967,766
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	2,613,000	2,516,345
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	3,520,000	3,465,424
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	1,426,000	1,503,459
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	7,777,000	7,782,034
		$28,100,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 5.1%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$6,393,000	$5,813,636
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	3,912,000	4,116,163
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	2,240,000	2,182,380
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	4,574,000	4,088,115
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	2,240,000	2,305,986
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	6,574,000	5,808,357
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	8,873,000	8,375,811
Knife River Corp., 7.75%, 5/01/2031 (n)	5,529,000	5,792,241
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	3,888,000	3,585,706
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	1,632,000	1,660,151
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	6,748,000	6,447,233
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	6,961,000	6,735,914
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	2,167,000	2,199,767
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	7,236,000	7,222,424
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	8,373,000	8,280,565
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	3,442,000	3,463,413
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	4,073,000	3,928,310
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	8,187,000	7,523,508
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	6,364,000	6,384,944
		$95,914,624
Business Services – 1.1%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$2,800,000	$2,648,149
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	5,519,000	5,424,278
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	4,980,000	4,887,470
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	4,860,000	4,714,675
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	3,883,000	3,983,954
		$21,658,526
Cable TV – 5.2%
Cable One, Inc., 4%, 11/15/2030 (n)	$7,403,000	$5,834,602
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	19,345,000	17,597,557
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	12,898,000	11,519,706
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	3,734,000	3,176,840
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	5,074,000	4,053,665
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	7,040,000	6,025,186
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	7,090,000	3,734,697
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,725,000	2,011,409
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	2,409,000	2,377,680
DISH DBS Corp., 7.75%, 7/01/2026	3,709,000	3,137,395
DISH DBS Corp., 5.125%, 6/01/2029	3,990,000	2,654,257
DISH Network Corp., 11.75%, 11/15/2027 (n)	3,574,000	3,762,062
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	7,118,000	6,671,841
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	6,957,000	5,980,616
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	8,803,000	8,437,243
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	12,405,000	11,227,849
		$98,202,605
Chemicals – 2.6%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$4,281,000	$4,402,795
Chemours Co., 4.625%, 11/15/2029 (n)	8,127,000	7,055,933
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	5,089,000	4,147,178
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	8,615,000	8,298,927
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)	6,451,000	6,576,936
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	7,556,000	7,335,602
SNF Group SACA, 3.375%, 3/15/2030 (n)	8,369,000	7,502,207
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)	3,426,000	3,605,566
		$48,925,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$3,882,000	$4,020,848
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	4,449,000	4,572,894
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)	3,758,000	3,682,162
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	5,182,000	4,842,728
		$17,118,632
Computer Software - Systems – 1.1%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$3,416,000	$3,297,328
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)	2,232,000	2,299,455
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	11,428,000	11,382,580
Virtusa Corp., 7.125%, 12/15/2028 (n)	3,340,000	3,238,792
		$20,218,155
Conglomerates – 2.4%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$4,613,000	$4,402,280
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	10,877,000	10,303,660
Chart Industries, Inc., 9.5%, 1/01/2031 (n)	3,194,000	3,433,672
Emerald Debt Merger, 6.625%, 12/15/2030 (n)	7,575,000	7,703,949
Gates Corp., 6.875%, 7/01/2029 (n)	3,317,000	3,407,985
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)	4,449,000	4,577,395
Madison IAQ LLC, 5.875%, 6/30/2029 (n)	4,721,000	4,477,739
TriMas Corp., 4.125%, 4/15/2029 (n)	8,623,000	8,046,704
		$46,353,384
Construction – 1.4%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)	$6,660,000	$6,846,660
Empire Communities Corp., 9.75%, 5/01/2029 (n)	6,271,000	6,552,085
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	2,218,000	2,184,544
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	4,490,000	4,207,211
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	6,394,000	6,109,582
		$25,900,082
Consumer Products – 2.4%
Acushnet Co., 7.375%, 10/15/2028 (n)	$5,546,000	$5,783,269
Amer Sports Co., 6.75%, 2/16/2031 (n)	7,585,000	7,705,541
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)	2,796,000	2,832,124
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	6,770,000	6,902,706
Newell Brands, Inc., 6.375%, 5/15/2030 (w)	3,913,000	3,930,882
Newell Brands, Inc., 6.625%, 5/15/2032 (w)	1,677,000	1,681,843
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032	4,480,000	4,424,000
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	7,943,000	7,777,608
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	5,549,000	4,946,302
		$45,984,275
Consumer Services – 3.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$10,956,000	$10,982,393
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	3,155,000	2,886,829
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	6,222,000	5,476,166
Garda World Security Corp., 8.375%, 11/15/2032 (n)	3,834,000	3,833,683
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	9,753,000	9,000,960
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	7,979,000	7,985,447
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	4,423,000	4,318,448
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	5,198,000	4,999,328
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	2,603,000	2,144,191
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,534,000	3,457,802
Service Corp. International, 5.75%, 10/15/2032	4,900,000	4,813,411
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	8,749,000	7,955,544
TriNet Group, Inc., 7.125%, 8/15/2031 (n)	1,114,000	1,140,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		$5,784,000	$5,769,722
			$74,764,795
Containers – 1.8%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$6,915,000	$6,230,803
Ball Corp., 2.875%, 8/15/2030		9,014,000	7,844,998
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		5,220,000	4,748,527
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		4,480,000	4,549,440
Titan Holdings II B.V., 5.125%, 7/15/2029	EUR	3,631,000	3,999,385
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$6,185,000	6,166,522
			$33,539,675
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$1,387,000	$1,226,743
Electronics – 0.9%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$1,688,000	$1,686,158
Entegris, Inc., 4.375%, 4/15/2028 (n)		4,763,000	4,553,741
Entegris, Inc., 3.625%, 5/01/2029 (n)		4,782,000	4,375,697
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		3,585,000	3,547,792
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		2,499,000	2,326,817
			$16,490,205
Emerging Market Quasi-Sovereign – 0.1%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	1,336,000	$1,354,501
Energy - Independent – 4.0%
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		$5,155,000	$5,327,538
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)		1,755,000	1,843,745
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		4,057,000	4,249,139
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		10,456,000	10,013,377
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)		4,971,000	5,102,702
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)		5,040,000	5,066,062
Matador Resources Co., 6.875%, 4/15/2028 (n)		6,316,000	6,430,168
Matador Resources Co., 6.5%, 4/15/2032 (n)		2,182,000	2,160,978
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		6,808,000	6,711,364
Permian Resources Operating LLC, 7%, 1/15/2032 (n)		3,401,000	3,469,336
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)		2,501,000	2,482,980
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)		7,164,000	7,436,864
SM Energy Co., 6.5%, 7/15/2028		3,618,000	3,607,788
SM Energy Co., 7%, 8/01/2032 (n)		2,545,000	2,524,365
Vital Energy, Inc., 7.875%, 4/15/2032 (n)		5,773,000	5,547,953
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)		4,457,000	4,322,681
			$76,297,040
Energy - Integrated – 0.3%
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)		$5,698,000	$5,927,156
Entertainment – 3.5%
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		$7,024,000	$7,045,037
Life Time, Inc., 6%, 11/15/2031 (n)		5,031,000	5,009,637
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)		2,821,000	2,936,808
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		4,479,000	4,238,210
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		3,433,000	3,429,245
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)		5,562,000	5,501,383
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		4,682,000	4,673,414
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		4,430,000	4,429,694
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)		2,781,000	2,769,639
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)		4,549,000	4,576,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		$4,968,000	$4,771,279
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)		7,843,000	7,990,958
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		2,142,000	2,128,145
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		6,166,000	6,080,722
			$65,581,103
Financial Institutions – 4.3%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		$6,915,454	$6,521,342
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)		8,390,000	8,290,122
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)		6,681,000	7,069,549
Encore Capital Group, Inc., 9.25%, 4/01/2029 (n)		4,356,000	4,638,060
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		5,567,000	5,587,047
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)		2,711,000	2,776,389
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)		6,413,000	6,287,057
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)		3,995,000	4,208,657
FTAI Aviation Ltd., 7%, 6/15/2032 (n)		2,203,000	2,260,285
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029		2,237,000	2,235,316
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)		5,181,000	5,510,804
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		9,643,000	9,608,083
OneMain Finance Corp., 6.625%, 5/15/2029 (w)		5,444,000	5,444,000
OneMain Finance Corp., 5.375%, 11/15/2029		3,797,000	3,638,948
OneMain Finance Corp., 7.5%, 5/15/2031		3,864,000	3,951,516
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		3,913,000	3,902,569
			$81,929,744
Food & Beverages – 3.3%
B&G Foods, Inc., 8%, 9/15/2028 (n)		$6,582,000	$6,838,033
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)		4,423,000	4,611,063
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)		3,536,000	3,708,232
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)		3,561,000	3,722,142
Performance Food Group Co., 5.5%, 10/15/2027 (n)		7,373,000	7,310,512
Performance Food Group, Inc., 6.125%, 9/15/2032 (n)		3,652,000	3,667,280
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		9,362,000	8,749,602
Post Holdings, Inc., 6.25%, 10/15/2034 (n)		2,481,000	2,453,591
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		9,662,000	9,102,853
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		9,411,000	9,065,943
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)		1,462,000	1,439,750
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)		2,798,000	2,789,092
			$63,458,093
Forest & Paper Products – 0.3%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)		$5,592,000	$5,641,914
Gaming & Lodging – 4.3%
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		$7,895,000	$8,092,788
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		5,873,000	5,854,065
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)		11,251,000	11,076,122
Flutter Treasury DAC, 5%, 4/29/2029 (n)	EUR	2,922,000	3,262,506
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)		$762,000	779,385
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030		11,549,000	11,190,357
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		4,682,000	4,109,615
Melco Resorts Finance Ltd., 5.375%, 12/04/2029		4,012,000	3,665,145
Studio City Finance Ltd., 5%, 1/15/2029 (n)		3,468,000	3,130,649
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		9,795,000	9,322,597
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		7,553,000	7,318,878
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		4,044,000	3,881,572
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		6,927,000	6,724,876
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)		2,703,000	2,843,516
			$81,252,071

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 1.5%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,900,000	$2,902,288
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	4,435,000	4,544,261
APi Escrow Corp., 4.75%, 10/15/2029 (n)	9,828,000	9,326,740
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	8,482,000	8,108,157
Williams Scotsman, Inc., 6.625%, 6/15/2029 (n)	2,795,000	2,837,411
		$27,718,857
Insurance - Property & Casualty – 3.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$3,241,000	$3,293,757
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,108,000	1,048,531
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	4,223,000	3,988,695
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	4,668,000	4,699,429
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	8,416,000	8,333,546
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	6,677,000	6,284,390
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	6,970,000	7,145,407
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,442,000	5,149,341
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	7,733,000	7,886,964
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,709,000	2,623,291
Hub International Ltd., 7.25%, 6/15/2030 (n)	7,969,000	8,235,348
Hub International Ltd., 7.375%, 1/31/2032 (n)	3,927,000	4,005,936
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	6,969,000	7,135,423
Ryan Specialty LLC, 5.875%, 8/01/2032 (n)	4,448,000	4,433,143
		$74,263,201
Machinery & Tools – 1.0%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$11,091,000	$11,685,378
Terex Corp., 5%, 5/15/2029 (n)	386,000	371,037
The Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	3,891,000	3,950,921
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	2,796,000	2,819,333
		$18,826,669
Medical & Health Technology & Services – 6.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$8,025,000	$7,463,791
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	7,879,000	7,618,373
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	4,656,000	4,884,936
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	9,919,000	9,092,877
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,992,000	3,985,473
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	3,247,000	2,542,327
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	13,095,000	11,428,432
Concentra, Inc., 6.875%, 7/15/2032 (n)	5,655,000	5,803,031
Encompass Health Corp., 5.75%, 9/15/2025	673,000	672,088
Encompass Health Corp., 4.75%, 2/01/2030	6,647,000	6,393,158
Encompass Health Corp., 4.625%, 4/01/2031	2,297,000	2,161,777
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,703,851
IQVIA, Inc., 6.5%, 5/15/2030 (n)	4,200,000	4,314,362
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	3,540,000	3,872,338
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	3,548,000	3,954,973
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	4,417,000	4,712,767
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	4,034,000	4,142,127
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,035,000	4,031,160
Tenet Healthcare Corp., 4.375%, 1/15/2030	3,572,000	3,348,889
Tenet Healthcare Corp., 6.125%, 6/15/2030	9,984,000	10,030,745
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	4,372,000	4,459,336
		$114,616,811
Medical Equipment – 1.1%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$4,817,000	$5,213,449
Medline Borrower LP, 3.875%, 4/01/2029 (n)	2,747,000	2,569,737
Medline Borrower LP, 5.25%, 10/01/2029 (n)	7,995,000	7,743,965

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)		$4,404,000	$4,480,823
			$20,007,974
Metals & Mining – 2.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$5,859,000	$5,303,490
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		17,103,000	15,569,817
Novelis Corp., 3.25%, 11/15/2026 (n)		5,233,000	5,034,767
Novelis Corp., 4.75%, 1/30/2030 (n)		6,623,000	6,204,839
Novelis Corp., 3.875%, 8/15/2031 (n)		3,282,000	2,882,318
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		3,109,340	2,522,631
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		4,580,000	4,732,706
			$42,250,568
Midstream – 6.0%
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		$5,572,000	$5,717,101
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		6,154,000	5,778,964
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		8,299,000	7,634,394
EQM Midstream Partners LP, 5.5%, 7/15/2028		9,372,000	9,302,022
EQM Midstream Partners LP, 6.375%, 4/01/2029 (n)		2,271,000	2,306,348
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		2,229,000	2,276,489
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		4,662,000	4,626,110
NuStar Logistics LP, 6.375%, 10/01/2030		6,665,000	6,740,221
Prairie Acquiror LP, 9%, 8/01/2029 (n)		4,449,000	4,510,561
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		4,441,000	4,210,652
Sunoco LP, 7.25%, 5/01/2032 (n)		6,707,000	6,982,161
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		9,348,000	8,977,592
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		3,176,000	3,186,459
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		6,156,000	5,676,113
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		5,832,000	5,315,496
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		4,929,000	5,115,232
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		5,961,000	6,588,723
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		2,765,000	2,782,067
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		8,844,000	9,186,130
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		6,961,000	6,960,479
			$113,873,314
Network & Telecom – 0.9%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$2,635,000	$2,161,031
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		4,199,000	4,176,890
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		921,000	928,356
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		7,862,000	7,963,581
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)	EUR	2,469,000	2,857,067
			$18,086,925
Oil Services – 0.8%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$6,129,000	$5,794,502
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		6,557,000	6,678,259
Valaris Ltd., 8.375%, 4/30/2030 (n)		2,786,000	2,826,676
			$15,299,437
Pharmaceuticals – 0.9%
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		$2,717,000	$2,712,011
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		2,589,000	2,000,546
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		2,314,000	1,272,919
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		4,302,000	4,076,196
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		6,784,000	6,187,055
			$16,248,727

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.8%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$6,162,000	$5,827,762
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		1,775,000	1,827,570
Stericycle, Inc., 3.875%, 1/15/2029 (n)		5,729,000	5,629,011
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		2,547,000	2,599,654
			$15,883,997
Precious Metals & Minerals – 0.9%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$2,239,000	$2,134,870
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		6,698,000	6,589,752
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		7,767,000	7,572,538
			$16,297,160
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$2,731,000	$2,410,215
Real Estate - Other – 1.1%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$5,528,000	$5,265,399
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		9,468,000	9,820,361
XHR LP, REIT, 4.875%, 6/01/2029 (n)		6,994,000	6,564,938
			$21,650,698
Restaurants – 0.8%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$3,342,000	$3,400,345
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		3,919,000	3,539,444
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		6,150,000	5,593,307
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		2,801,000	2,793,924
			$15,327,020
Retailers – 1.7%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$5,039,000	$5,045,521
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		4,316,000	4,217,272
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		2,800,000	2,683,391
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	3,305,000	2,822,086
Parkland Corp., 4.625%, 5/01/2030 (n)		$10,124,000	9,305,295
Parkland Corp., 6.625%, 8/15/2032 (n)		1,109,000	1,106,679
Penske Automotive Group Co., 3.75%, 6/15/2029		7,366,000	6,740,226
			$31,920,470
Specialty Stores – 1.1%
Carvana Co., 12% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$2,219,000	$2,346,952
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		4,465,369	5,323,738
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		3,144,000	2,262,385
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		3,524,000	1,858,446
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		8,620,000	8,366,500
			$20,158,021
Supermarkets – 0.4%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$7,278,000	$7,536,085
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$4,925,000	$3,821,806
Altice France S.A., 5.125%, 7/15/2029 (n)		1,913,000	1,430,834
SBA Communications Corp., 3.875%, 2/15/2027		5,101,000	4,936,964
SBA Communications Corp., 3.125%, 2/01/2029		10,439,000	9,499,927
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	597,000	682,668
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$5,532,000	5,843,175
			$26,215,374

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.4%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$2,778,222	$3,134,979
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		3,056,044	2,322,561
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,677,000	1,443,746
			$6,901,286
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	4,875,000	$5,330,621
Utilities - Electric Power – 3.5%
Calpine Corp., 4.5%, 2/15/2028 (n)		$9,146,000	$8,809,002
Calpine Corp., 5.125%, 3/15/2028 (n)		5,693,000	5,563,968
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		3,122,000	3,028,336
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		12,601,000	11,248,830
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		2,316,000	2,052,312
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		6,962,000	6,683,551
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		4,030,000	4,145,286
PG&E Corp., 5.25%, 7/01/2030		6,673,000	6,503,140
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		5,809,000	5,795,170
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		8,899,000	8,694,464
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		4,171,000	3,891,690
			$66,415,749
Utilities - Gas – 0.2%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	2,556,000	$2,570,377
EP Infrastructure A.S., 1.816%, 3/02/2031		748,000	697,710
			$3,268,087
Total Bonds			$1,791,676,719
Exchange-Traded Funds – 1.0%
Special Products & Services – 1.0%
Invesco Senior Loan Fund ETF		899,500	$18,880,505
Common Stocks – 0.1%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		57,908	$1,679,332
Oil Services – 0.0%
LTRI Holdings LP (a)(u)		3,250	$739,603
Total Common Stocks			$2,418,935
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	62,563	$43,966

Investment Companies (h) – 3.9%
Money Market Funds – 3.9%
MFS Institutional Money Market Portfolio, 4.87% (v)	74,020,480	$74,027,881

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 38,880,829	177	$38,763
Other Assets, Less Liabilities – 0.4%	7,232,994
Net Assets – 100.0%	$1,894,319,763
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $74,027,881 and $1,813,058,888, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,627,878,951, representing 85.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	12,595,657	EUR	11,457,545	BNP Paribas S.A.	1/17/2025	$91,117
USD	12,596,720	EUR	11,457,545	JPMorgan Chase Bank N.A.	1/17/2025	92,180
						$183,297
Liability Derivatives
GBP	448,617	USD	584,688	State Street Bank Corp.	1/17/2025	$(6,341)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$18,919,268	$—	$739,603	$19,658,871
Luxembourg	—	1,679,332	—	1,679,332
United Kingdom	—	43,966	—	43,966
Non - U.S. Sovereign Debt	—	1,354,501	—	1,354,501
U.S. Corporate Bonds	—	1,476,204,784	—	1,476,204,784
Commercial Mortgage-Backed Securities	—	359	—	359
Foreign Bonds	—	314,117,075	—	314,117,075
Mutual Funds	74,027,881	—	—	74,027,881
Total	$92,947,149	$1,793,400,017	$739,603	$1,887,086,769
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$183,297	$—	$183,297
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,341)	—	(6,341)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/24	$1,645,052
Change in unrealized appreciation or depreciation	(905,449)
Balance as of 10/31/24	$739,603
At October 31, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended October 31, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$100,708,608	$351,734,168	$378,414,988	$(561)	$654	$74,027,881
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,120,429	$—